CONCENTRATION AND RISKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 1,029,080	$ 2,307,695	$ 4,608,350
Supplier Concentration Risk | Supplier A | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	25.00%	13.00%
Supplier Concentration Risk | Supplier B | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	23.00%	16.00%	11.00%
Supplier Concentration Risk | Supplier C | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	22.00%	30.00%	34.00%
Supplier Concentration Risk | Supplier D | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage			18.00%
Supplier Concentration Risk | Supplier E | Accounts Payable
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		32.00%
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 221,645	$ 524,554
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	168,167		$ 516,634
Customer C
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	164,356	524,274
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 140,951		1,379,796
Customer E
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		439,067	529,037
Customer F
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 247,834
Customer G
Segment Reporting Information [Line Items]
Revenue from polysilicon sales			$ 614,698
Major customer | Customer Concentration Risk | Sales revenue
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	68.00%	75.00%	66.00%